Warrant Liabilities - Narrative (Details)	Sep. 24, 2025 shares
PIPE Warrants
Warrant Liabilities [Line Items]
Warrant, reset period	6 months
Warrant resent period, two	9 months
Volume-weighted average price, period (in days)	45 days
Redeemable convertible preferred stock warrants
Warrant Liabilities [Line Items]
New shares issued during period (in shares)	614,799
Assumed Kodiak Warrants
Warrant Liabilities [Line Items]
Warrant outstanding (in shares)	558,559